ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) customer	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2019 customer	Nov. 03, 2017	Apr. 29, 2015
Organization and principal activities:
Intercompany payable | ¥	¥ 260,928	¥ 153,190
Anhui Huami
Organization and principal activities:
Ownership percentage					100.00%
Beijing Huami
Organization and principal activities:
Ownership percentage				100.00%
Beneficiary shareholder
Organization and principal activities:
Common shares held (as percentage of total shares)	27.70%
Customer Concentration Risk
Organization and principal activities:
Number of customers | customer	1	1	1
Exclusively designed and manufactured smart wearable devices | Customer Concentration Risk | Sales Revenue Net
Organization and principal activities:
Concentration risk, percentage	53.50%	69.00%	72.20%